17. INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Loss before taxes from continuing operations	$ (17,725)	$ (15,654)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	$ 4,697	$ 4,148
Difference in tax rates	1,531	9,679
Non-deductible amounts	(1,624)	(6,523)
Allowable capital loss on disposal of subsidiary	0	1,397
Non-taxable amounts	1,377	1,381
Previously unrecognized deferred tax assets	2,482	3,016	[1]
Renunciation of tax attributes-flow through shares	(2,187)	(667)
Change in deferred tax assets not recognized	(2,811)	(8,618)
Prior year over (under) provision	(55)	17
Other	228	125
Income tax recovery	$ 3,638	$ 3,955

[1]	The Company has recognized certain previously unrecognized Canadian tax assets in 2017 and 2016 as a result of the renunciation of certain tax benefits to subscribers pursuant to its May 2016 CAD$12,405,000 and May 2015 CAD$15,000,000 flow-through share offerings.